Deposits and Subordinated Debt - Summary of Deposits (Detail) - CAD ($) $ in Millions	Jan. 31, 2023	Oct. 31, 2022	Jan. 31, 2022
Disclosure Of Deposits [Line Items]
Interest bearing	$ 59,895
Non-interest bearing	85,493
Payables after notice	258,978
Payable on a fixed date	383,010
Total	787,376	$ 769,478	$ 704,949
Canada [member]
Disclosure Of Deposits [Line Items]
Interest bearing	50,418
Non-interest bearing	75,558
Payables after notice	123,143
Payable on a fixed date	278,444
Total	527,563	515,290
United States [member]
Disclosure Of Deposits [Line Items]
Interest bearing	9,245
Non-interest bearing	9,860
Payables after notice	133,771
Payable on a fixed date	61,168
Total	214,044	217,720
Other countries [member]
Disclosure Of Deposits [Line Items]
Interest bearing	232
Non-interest bearing	75
Payables after notice	2,064
Payable on a fixed date	43,398
Total	45,769	36,468
Banks [member]
Disclosure Of Deposits [Line Items]
Interest bearing	3,967
Non-interest bearing	1,983
Payables after notice	1,550
Payable on a fixed date	22,115
Total	29,615	30,901
Business and governments [member]
Disclosure Of Deposits [Line Items]
Interest bearing	52,152
Non-interest bearing	48,039
Payables after notice	144,150
Payable on a fixed date	264,066
Total	508,407	495,831
Individuals [member]
Disclosure Of Deposits [Line Items]
Interest bearing	3,776
Non-interest bearing	35,471
Payables after notice	113,278
Payable on a fixed date	96,829
Total	$ 249,354	$ 242,746